UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 325,451	$ 49,650
Cost of sales	(173,486)	(12,252)
Gross profit	151,965	37,398
Gain (loss) on foreign exchange	243,447	(60,475)
General and administrative expenses	(8,009,430)	(9,559,603)
Operating loss	(7,614,018)	(9,582,680)
Interest income	413,909	1,361,638
Fair value gain (loss) on embedded derivatives	14,145,000	(356,000)
Interest expense	(4,879,843)	(2,364,345)
Income (loss) before tax	2,065,048	(10,941,387)
Income tax	180,816	0
Income (loss) for the period	2,245,864	(10,941,387)
Other comprehensive income (loss):
Exchange gain (loss) on translation of foreign operations	321,958	(21,873)
Total other comprehensive income (loss) for the period	321,958	(21,873)
Total comprehensive income (loss) for the period	2,567,822	(10,963,260)
Net income (loss) for the period:
Attributable to ordinary shareholders of Lifezone Metals	2,705,578	(10,699,490)
Attributable to non-controlling interests	(459,714)	(241,897)
Total comprehensive income (loss) for the period	2,567,822	(10,963,260)
Total comprehensive income (loss):
Attributable to ordinary shareholders of Lifezone Metals	3,027,536	(10,721,363)
Attributable to non-controlling interests	(459,714)	(241,897)
Net income (loss) for the financial period	$ 2,245,864	$ (10,941,387)
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.03	$ (0.14)
Diluted (in dollars per share)	$ (0.08)	$ (0.14)